Short-Term Investment	12 Months Ended
Oct. 31, 2021
Disclosure Text Block Supplement [Abstract]
SHORT-TERM INVESTMENT

NOTE 6 – SHORT-TERM INVESTMENT

The following table summarizes the Company’s short-term investment:

	As of October 31, 2021
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	1,024,443	-	1,024,443
Securities	-	156,329	-	156,329
	-	1,180,772	-	1,180,772

As of October 31, 2020
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	-	-	-
Securities	-	-	-	-
	-	-	-	-